Related Party Transactions, Units purchased in the Public Offering (Details) - Initial Public Offering [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Nov. 23, 2016
Units Purchased in Public Offering [Abstract]
Number of equity instruments issued		15,000,000
Compagnie Maritime Belge [Member]
Units Purchased in Public Offering [Abstract]
Number of equity instruments issued	200,000
Proceeds from units issued	$ 2,000,000